UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hock
Title:    Managing Member
Phone:    (203) 324-6900

Signature, Place and Date of Signing:


/s/ John Hock                    Stamford, CT               August 3, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  93

Form 13F Information Table Value Total: $640,623
                                     (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                         FORM 13F INFORMATION TABLE

Altrinsic Global Advisors LLC
PORTFOLIO HOLDINGS
30-Jun-05
                                                          US
                                                          Market
                                                          Value                 Invsmt   Other   Voting
Description                   Class           Cusip       x1000    Shares       Dscrtn   Mngrs   Authority
ABBOTT LABS                   COM             002824100    1,367      27,900    Sole     None    Sole
AFFYMETRIX INC                COM             00826T108    4,314      80,000    Sole     None    Sole
AFLAC INC                     COM             001055102    1,819      42,000    Sole     None    Sole
ALEXION PHARMACEUTICALS INC   COM             015351109    1,382      60,000    Sole     None    Sole
ALPHARMA INC                  CLA             020813101    6,608     456,650    Sole     None    Sole
ALTRIA GROUP INC              COM             02209s103   17,529     271,076    Sole     None    Sole
AMBAC FINL GROUP INC          COM             023139108   15,750     225,775    Sole     None    Sole
AMERICAN EXPRESS CO           COM             025816109    1,996      37,500    Sole     None    Sole
AMERICAN INTL GROUP INC       COM             026874107    1,928      33,191    Sole     None    Sole
APACHE CORP                   COM             037411105    6,095      94,344    Sole     None    Sole
ARCHER-DANIELS-MIDLAND CO     COM             039483102      451      21,100    Sole     None    Sole
BAXTER INTL INC               COM             071813109   19,599     528,284    Sole     None    Sole
BIOENVISION INC               COM             09059N100    2,402     330,000    Sole     None    Sole
BIOMARIN PHARMACEUTICAL INC   COM             09061G101    9,732   1,301,100    Sole     None    Sole
BIOMET INC                    COM             090613100    2,078      60,000    Sole     None    Sole
BOSTON SCIENTIFIC CORP        COM             101137107    5,932     219,700    Sole     None    Sole
BP PLC                        SPONSORED ADR   055622104   27,264     437,070    Sole     None    Sole
BRISTOL MYERS SQUIBB CO       COM             110122108   16,800     672,554    Sole     None    Sole
CALIPER LIFE SCIENCES INC     COM             130872104      672     120,000    Sole     None    Sole
CAPITAL SR LIVING CORP        COM             140475104    1,383     195,100    Sole     None    Sole
CARACO PHARM LABS LTD         COM             14075T107    1,554     181,100    Sole     None    Sole
CARDINAL HEALTH INC           COM             14149Y108    1,759      30,555    Sole     None    Sole
CENDANT CORP                  COM             151313103    7,348     328,489    Sole     None    Sole
CISCO SYS INC                 COM             17275r102    9,697     507,455    Sole     None    Sole
CITIGROUP INC                 COM             172967101    2,367      51,200    Sole     None    Sole
CLEAR CHANNEL COMMUNICATIONS  COM             184502102      315      10,200    Sole     None    Sole
COSTCO WHSL CORP NEW          COM             22160K105    7,454     166,319    Sole     None    Sole
CUBIST PHARMACEUTICALS INC    COM             229678107    2,024     153,700    Sole     None    Sole
DEL MONTE FOODS CO            COM             24522P103    8,573     796,034    Sole     None    Sole
ECLIPSYS CORP                 COM             278856109    3,588     255,000    Sole     None    Sole
EDP ENERGIAS DE PORTUGAL SA   SPON ADR        268353109    3,418     136,266    Sole     None    Sole
ELAN PLC                      ADR             284131208    2,660     390,000    Sole     None    Sole
EOG RES INC                   COM             26875P101    7,680     135,207    Sole     None    Sole
EVEREST RE GROUP LTD          COM             G3223R108    5,743      61,750    Sole     None    Sole
FISHER SCIENTIFIC INTL INC    COM NEW         338032204    5,776      89,000    Sole     None    Sole
FURNITURE BRANDS INTL INC     COM             360921100      562      26,000    Sole     None    Sole
GANNETT INC                   COM             364730101      562       7,900    Sole     None    Sole
GENERAL ELEC CO               COM             369604103    7,550     217,886    Sole     None    Sole
GRUPO TELEVISA SA DECV        SP ADR REP ORD  40049J206      571       9,200    Sole     None    Sole
HEINZ H J CO                  COM             423074103    7,017     198,117    Sole     None    Sole
HOME DEPOT INC                COM             437076102      486      12,500    Sole     None    Sole
HONDA MOTOR LTD               AMERN SHS       438128308    1,644      66,800    Sole     None    Sole
HOSPIRA INC                   COM             441060100    3,775      96,790    Sole     None    Sole
IAC INTERACTIVECORP           COM             44919P102   11,031     458,673    Sole     None    Sole
IMCLONE SYS INC               COM             45245W109   43,404   1,401,495    Sole     None    Sole
IMMUNICON CORP DEL            COM             45260A107      638     125,600    Sole     None    Sole
IMMUNOMEDICS INC              COM             452907108      508     296,986    Sole     None    Sole
INTL PAPER CO                 COM             460146103    8,668     286,935    Sole     None    Sole
IVAX CORP                     COM             465823102    8,369     389,250    Sole     None    Sole
JPMORGAN CHASE & CO           COM             46625h100   19,142     541,966    Sole     None    Sole
KING PHARMACEUTICALS INC      COM             495582108   25,763   2,472,493    Sole     None    Sole
KNIGHT-RIDDER INC             COM             499040103      423       6,900    Sole     None    Sole
KOOKMIN BK NEW                SPONSORED ADR   50049m109   12,943     283,956    Sole     None    Sole
LIBERTY MEDIA CORP NEW        COM SER A       530718105   21,042   2,064,976    Sole     None    Sole
LIGAND PHARMACEUTICALS INC    CL B            53220K207    1,043     150,000    Sole     None    Sole
LUCENT TECHNOLOGIES INC       COM             549463107   11,800   4,055,001    Sole     None    Sole
MCDONALDS CORP                COM             580135101    7,996     288,154    Sole     None    Sole
MEDAREX INC                   COM             583916101    1,596     192,300    Sole     None    Sole
MICROSOFT CORP                COM             594918104   11,311     455,336    Sole     None    Sole
MILLENNIUM PHARMACEUTICALS    COM             599902103    2,086     225,000    Sole     None    Sole
MOLSON COORS BREWING CO       CL B            60871R209    7,496     120,900    Sole     None    Sole
MORGAN STANLEY                COM NEW         617446448    4,722      90,000    Sole     None    Sole
NABORS INDS LTD               SHS             G6359F103    4,789      78,996    Sole     None    Sole
NOBLE ENERGY INC              COM             655044105   16,219     214,393    Sole     None    Sole
NOMURA HLDGS INC              SPONSORED ADR   65535h208    1,395     116,800    Sole     None    Sole
OMNICOM GROUP INC             COM             681919106      447       5,600    Sole     None    Sole
ORACLE CORP                   COM             68389x105   10,695     810,227    Sole     None    Sole
OUTBACK STEAKHOUSE INC        COM             689899102      665      14,700    Sole     None    Sole
PROCTER & GAMBLE CO           COM             742718109      754      14,300    Sole     None    Sole
PROTECTIVE LIFE CORP          COM             743674103   15,329     363,069    Sole     None    Sole
PROTEIN DESIGN LABS INC       COM             74369l103    1,213      60,000    Sole     None    Sole
PSYCHIATRIC SOLUTIONS INC     COM             74439H108    5,446     111,800    Sole     None    Sole
RENAISSANCERE HOLDINGS LTD    COM             G7496G103      975      19,800    Sole     None    Sole
REPUBLIC SVCS INC             COM             760759100   10,776     299,261    Sole     None    Sole
SHIRE PHARMCTL GRP PL         SPONSORED ADR   82481R106    6,970     212,500    Sole     None    Sole
SPRINT CORP                   COM FON         852061100   12,818     510,899    Sole     None    Sole
STORA ENSO CORP               SPON ADR REP R  86210M106    6,529     513,700    Sole     None    Sole
TALISMAN ENERGY INC           COM             87425E103      744      19,800    Sole     None    Sole
TELEFONOS DE MEXIC SA         SPON ADR ORDL   879403780    7,649     404,945    Sole     None    Sole
TELESP CELULAR PART SA        SPON ADR PFD    87952L108    1,958     458,500    Sole     None    Sole
TELIK INC.                    COM             87959M109      595      36,600    Sole     None    Sole
TENET HEALTHCARE CORP         COM             88033G100   19,688   1,608,518    Sole     None    Sole
TORCHMARK CORP                COM             891027104   15,767     302,054    Sole     None    Sole
TYCO INTL LTD NEW             COM             902124106   15,028     514,664    Sole     None    Sole
UNISYS CORP                   COM             909214108    3,433     542,348    Sole     None    Sole
UNITED TECHNOLOGIES CORP      COM             913017109      832      16,200    Sole     None    Sole
VODAFONE GROUP PLC NEW        SPON ADR        92857W100   20,466     841,545    Sole     None    Sole
WACHOVIA CORP 2ND NEW         COM             929903102    2,430      49,000    Sole     None    Sole
WAL-MART STORES INC           COM             931142103      810      16,800    Sole     None    Sole
WEBMD CORP                    COM             94769M105    3,286     320,000    Sole     None    Sole
WELLS FARGO & CO NEW          COM             949746101      493       8,000    Sole     None    Sole
WRIGLEY WM JR CO              COM             982526105      537       7,800    Sole     None    Sole
WYETH                         COM             983024100   14,682     329,931    Sole     None    Sole

03716.0001 #591340